FINANCIAL INSTRUMENTS (Details Narrative)	2 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	$ 1,230,808	$ 1,834,412	$ 1,230,808	$ 1,118,763	$ 172,795	$ 155,679	$ 190,169
Cash FDIC insured		250,000
Cash FDIC insured limit	$ 6,054,579	3,932,221	6,054,579	8,108,247
Allowance for doubtful accounts		$ 420,614	$ 373,393	$ 165,347
Concentration credit risk	10.00%	10.00%
Accounts Receivables [Member]
IfrsStatementLineItems [Line Items]
Concentration credit risk	10.00%	10.00%